Concentration of Credit Risk and Major Customers and Vendors - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 Customer Vendor	Sep. 30, 2022 Customer	Dec. 31, 2022 Vendor Customer	Dec. 31, 2021 Vendor Customer
Sales Revenue [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of customer | Customer	0	0	0	0
Sales Revenue [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of total revenue	10.00%	10.00%	10.00%	10.00%
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Number of vendors	3		3
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member] | Minimum [Member]
Product Information [Line Items]
Percentage of total revenue	10.00%		10.00%	10.00%
Finished Goods Purchased [Member] | Supplier Concentration Risk [Member] | Vendor One [Member] | Minimum [Member]
Product Information [Line Items]
Number of vendors				1